Note 7 - Accrued Expenses - Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and development		$ 552	$ 574
Professional fees		516	279
Severance		0	261
Salaries, bonus and benefits		57	64
Taxes		261	0
Other		320	440
Total accrued expenses	$ 1,959	$ 1,706	$ 1,618